Accumulated Losses (Tables)	12 Months Ended
Jan. 31, 2018
Accumulated Losses [Abstract]
Disclosure of detailed information about retained earnings accumulated losses [Text Block]
		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's
(Accumulated losses)/retained earnings at the beginning of the period	(34,838)	(18,859)	1,887	14,992
Loss for the period	(37,593)	(15,989)	(20,746)	(13,105)
(Accumulated Losses)/Retained Earnings at end of the period	(72,431)	(34,848)	(18,859)	1,887